Dividend income - Summary of dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Dividend income [Line Items]
Dividend income	₩ 209,681	₩ 239,097	₩ 181,486
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	138,353	152,990	121,347
Securities at FVOCI
Details of Dividend income [Line Items]
Dividend income	₩ 71,328	₩ 86,107	₩ 60,139